Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (422,116)	€ (3,532)	€ 2,350
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (422,116)	(3,532)	2,350
Warrants
Diluted earnings per share [abstract]
Potentially dilutive instruments not included in diluted earnings per share	30,735,950
Preference shares
Diluted earnings per share [abstract]
Potentially dilutive instruments not included in diluted earnings per share	8,900,000
Ordinary shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (388,885)	€ (3,532)	€ 2,350
Number of ordinary shares in issue (thousands) (in shares)	169,391,000	168,480,000	168,480,000
Basic earnings per share (in euro per share)	€ (2.30)	€ (0.02)	€ 0.01
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (388,885)	€ (3,532)	€ 2,350
Diluted number of preference shares in issue (thousands) (in shares)	169,391,000	168,480,000	168,480,000
Diluted earnings per share (in euro per share)	€ (2.30)	€ (0.02)	€ 0.01
Preference shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (33,231)	€ 0	€ 0
Number of preference shares in issue (thousands) (in shares)	12,167,000	0	0
Basic earnings per share (in euro per share)	€ (2.73)	€ 0	€ 0
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (33,231)	€ 0	€ 0
Diluted number of preference shares in issue (thousands) (in shares)	12,167,000	0	0
Diluted earnings per share (in euro per share)	€ (2.73)	€ 0	€ 0